Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Single customer percentage	10.00%
Recognized revenue	$ 5.9	$ 4.1
Unbilled receivables	13.4	7.9
Remaining performance obligations amount	$ 32.9
Transaction price percentage	36.00%
Sales commissions	$ 1.4	$ 1.7
Payment terms description	Payment terms on invoiced amounts are typically 30 days to 45 days.